DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Premier State Municipal Bond Fund -- Georgia Series for the six-month reporting period ended October 31, 1998 as shown in the following table:

                                                                                                         Annualized

                                                                        Total Return*                Distribution Rate**
                                                                         ___________                  ________________
        Class A shares . . . . . . . . . . . . . . . . . . . .              5.29%                           4.12%

        Class B shares . . . . . . . . . . . . . . . . . . . .              5.04%                           3.85%

        Class C shares . . . . . . . . . . . . . . . . . . . .              4.75%                           3.30%

THE ECONOMY

  In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board (the "Fed") earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C., the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

  Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

  The Fed' s responsibility is to enact monetary policy that anticipates future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

  In general, fixed-income securities have traded in a downward-spiked pattern since appreciating dramatically and topping in mid-October. Market participants have been greatly influenced by the overall trend to purchase what are perceived to be safer securities (For example, U.S. Treasury notes and bonds), which is mainly inspired by the Asian economic crisis. This crisis, and that of other countries, has prompted expectations of domestic economic contraction, creating the perception that bonds whose credit quality is dependent on the business cycle are vulnerable. Therefore, many securities, such as corporate, mortgage, asset backed, or project related bonds, have traded off in this period. Currently, the expectation is that the interest rate spreads between these types of securities and Treasuries will remain wide. Additionally, the recent exaggerated nature of short-term price performance (both up and down) was greatly influenced by the financial problems of leveraged hedge funds and the quick response by the Federal Reserve. The municipal market focused on these trends, and its participants initially benefited from the same direction, though not to the same level of appreciation, as the Treasury bond markets. Correspondingly, municipals outperformed Treasuries in the market's recent downward price adjustment, retaining more of their value.

PORTFOLIO OVERVIEW

  At the outset of the six-month period which ended October 31, 1998, the Dreyfus Premier State Municipal Bond Fund -- Georgia Series was actively selling both 5% and 5.25% coupons. The purpose of this activity was aimed at managing the volatility that was present in the municipal market. We felt that attempting to predict precisely the timing of the ebb and flow of these market changes would be difficult at best. Instead, we focused our efforts on shortening the Series' average maturity by selling a modest portion of long maturity discount bonds and zero coupon bonds, with long maturities and purchasing higher coupon municipal securities.

  By late summer, the Series was being managed utilizing a more conservative approach in order to balance recurring volatility in the municipal bond market with the ongoing objective of obtaining value. The Series is currently well balanced across the coupon range. While it is entirely possible that the market may again see periods of volatility, the bond market is currently gaining positive momentum. We have been monitoring this shift and have made appropriate adjustments to the Series.

Our primary tasks, which guide our portfolio management decisions, are to earn a high level of current income to the extent consistent with the preservation of capital while maintaining the Series' high credit quality. Included in this report is a series of detailed statements outlining the Series' holdings and financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in the Series and The Dreyfus Corporation.

               Sincerely,

               [Richard J. Moynihan signature logo]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the contingent applicable deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Georgia residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, (annualized) divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                 Principal

Long-Term Municipal Investments--98.2%                                                             Amount            Value
-------------------------------------------------------
                                                                                                 ____________      ____________
Atlanta, 6.10%, 12/1/2019. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $ 1,000,000       $ 1,114,590

Atlanta Urban Residential Finance Authority, MFHR

   (New Community) 5.50%, 11/20/2027 (Collateralized; GNMA)  . . . . . . . . . . . . . . .          1,325,000         1,356,839

Baldwin County Hospital Authority, Revenue

   (Oconee Regional Medical Center) 5.25%, 12/1/2022 . . . . . . . . . . . . . . . . . . .          1,000,000           984,500

Barrow County School District 5.60%, 2/1/2015 (Insured; MBIA). . . . . . . . . . . . . . .          1,000,000         1,074,670

Brunswick & Glynn County Development Authority, Revenue, Refunding

   (Pacific Corp. Project) 5.55%, 3/1/2026 . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,006,610

Clayton County and Clayton County Water Authority, Water and Sewer Revenue,
Refunding

   5.60%, 5/1/2013 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,200,000         1,304,544

Colquitt County Hospital Authority, Refunding 5.50%, 3/1/2016 (Insured; FSA) . . . . . . .          1,000,000         1,050,950

Columbia County, Water and Sewer Revenue, Refunding

   5.40%, 6/1/2011 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           811,380

Douglasville-Douglas County Water and Sewer Authority,

   Water and Sewer Revenue, Refunding 4.50%, 6/1/2023 (Insured; FGIC)  . . . . . . . . . .          1,000,000           933,010

Fayette County School District 6.125%, 3/1/2015. . . . . . . . . . . . . . . . . . . . . .            500,000           550,150

Fulton County, Water and Sewer Revenue, Refunding

   6.375%, 1/1/2014 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            260,000           310,001

   6.375%, 1/1/2014 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .             30,000            35,430

Gainesville, Water and Sewer Revenue, Refunding 6%, 11/15/2012 (Insured; FGIC) . . . . . .            300,000           347,649

Georgia:

   6.65%, 3/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,207,860

   5.65%, 3/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,122,340

Georgia Housing and Finance Authority, SFMR :

   7%, 12/1/2015 (Insured; FHA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,616,295

   6.50%, 12/1/2017 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,072,740

   Zero Coupon, 12/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         1,122,420

Georgia Municipal Gas Authority, Gas Revenue (Warner Robins Project)

   5.80%, 1/1/2015 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,090,730

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health)

   5.25%, 8/1/2013 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,043,750

Marietta Development Authority, Revenue, Refunding (First Mortgage-Life College)

   5.75%, 9/1/2014 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            850,000           924,154

Meriwether County School District 5.50%, 2/1/2016 (Insured; FSA) . . . . . . . . . . . . .          1,000,000         1,062,330

Metropolitan Atlanta Rapid Transportation Authority, Sales Tax Revenue,
Refunding

   6.25%, 7/1/2020 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           353,898

Private Colleges and Universities Authority, Revenue, Refunding

   (Spellman College Project) 6.20%, 6/1/2014 (Insured; FGIC)  . . . . . . . . . . . . . .          1,000,000         1,115,270

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $20,982,192) . . . . . . . . . . . . . . . . . . . . . . . . . .               98.2%        $22,612,110

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.8%     $      406,568

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%        $23,018,678

                                                                                                      _______     _____________

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

Summary of Abbreviations (Unaudited)
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                  Insurance Corporation

FHA         Federal Housing Administration                          MFHR        Multi-Family Housing Revenue

FSA         Financial Security Assurance                            SFMR        Single Family Mortgage Revenue

GNMA        Government National Mortgage Association




Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

______                             _______                           ________________                _________________

AAA                                Aaa                               AAA                                  83.8%

AA                                 Aa                                AA                                    7.4

BBB                                Baa                               BBB                                   8.8

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                     Cost            Value
                                                                                                 ____________      ____________
ASSETS:                          Investments in securities--See Statement of Investments . .      $20,982,192       $22,612,110

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                               44,210

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                              380,666

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                                2,660

                                                                                                                  _____________

                                                                                                                     23,039,646

                                                                                                                  _____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                                8,944

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               12,024

                                                                                                                  _____________

                                                                                                                         20,968

                                                                                                                  _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $23,018,678

                                                                                                                  _____________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $21,582,812

                                 Accumulated net realized gain (loss) on investments . . .                            (194,052)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            1,629,918

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $23,018,678

                                                                                                                  _____________


                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                               Class A            Class B           Class C

                                                                             ____________       _____________    ______________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $6,441,762         $16,563,269   $        13,647

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .            458,851           1,179,316               973

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .             $14.04              $14.04            $14.03

                                                                                  _______             _______           _______










                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS         SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                  $   635,345

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .        $      65,181

                                 Distribution fees--Note 3(b)  . . . . . . . . . .               43,392

                                 Shareholder servicing costs--Note 3(c)  . . . . .               34,903

                                 Prospectus and shareholders' reports  . . . . . .                5,206

                                 Professional fees . . . . . . . . . . . . . . . .                4,282

                                 Registration fees . . . . . . . . . . . . . . . .                2,237

                                 Custodian fees  . . . . . . . . . . . . . . . . .                  885

                                 Trustees' fees and expenses--Note 3(d)  . . . . .                  146

                                 Loan commitment fees--Note 2  . . . . . . . . . .                   32

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                2,860

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                      159,124

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                      476,221

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:



                                 Net realized gain (loss) on investments . . . . .         $    418,123

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .              279,883

                                                                                           ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                      698,006

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                   $1,174,227

                                                                                                                    ___________










                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended

                                                                                         October 31, 1998        Year Ended

                                                                                             (Unaudited)        April 30, 1998

                                                                                           _______________      _______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $     476,221         $  1,014,157

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .               418,123               52,283

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .               279,883              723,425

                                                                                             _____________         ____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .             1,174,227            1,789,865

                                                                                             _____________         ____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (138,948)            (307,129)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (336,555)            (705,439)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (718)              (1,589)

                                                                                             _____________         ____________

             Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (476,221)          (1,014,157)

                                                                                             _____________         ____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               325,105            1,034,483

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               234,359            1,001,862

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,198               14,318

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                88,875              210,772

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               162,552              349,972

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   371                1,014

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (392,517)          (1,833,199)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,900,075)          (2,556,894)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (31,303)             (79,498)

                                                                                             _____________         ____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .            (1,511,435)          (1,857,170)

                                                                                             _____________         ____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .              (813,429)          (1,081,462)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,832,107           24,913,569

                                                                                             _____________         ____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $23,018,678          $23,832,107

                                                                                             _____________         ____________









                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                        Shares
                                                                                          ________________________________

                                                                                       Six Months Ended

                                                                                       October 31, 1998         Year Ended

                                                                                           (Unaudited)         April 30, 1998

                                                                                         _______________        _____________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,278               76,833

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           6,374               15,405

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (28,107)            (134,087)

                                                                                               _________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .           1,545             (41,849)

                                                                                               _________          ___________


  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          16,912               72,878

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          11,657               25,567

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (137,176)            (187,669)

                                                                                               _________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .       (108,607)             (89,224)

                                                                                               _________          ___________


  Class C

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              86                1,041

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .              27                   74

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2,233)              (5,938)

                                                                                               _________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         (2,120)              (4,823)

                                                                                               _________          ___________










                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class A Shares

                                                     _________________________________________________________________________

                                                Six Months Ended
                                                October 31, 1998                      Year Ended April 30,
                                                                     _______________________________________________________

PER SHARE DATA:                                   (Unaudited)       1998         1997         1996          1995         1994

                                                   __________      _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $13.63       $13.22       $13.05       $12.80        $12.69       $13.27

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .31          .61          .62          .66           .73          .73

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .41          .41          .17          .25           .11         (.58)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .72         1.02          .79          .91           .84          .15

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.31)        (.61)        (.62)        (.66)         (.73)        (.73)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $14.04       $13.63       $13.22       $13.05        $12.80       $12.69

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .      10.49%(2)     7.76%        6.16%        7.14%         6.87%         .97%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .        .98%(2)      .95%         .98%         .74%          .25%         .07%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       4.37%(2)     4.44%        4.71%        5.00%         5.80%        5.41%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --          .21%          .78%        1.02%

   Portfolio Turnover Rate . . . . . . . . . . . .      53.69%(3)    36.64%       50.96%       33.09%        34.04%        6.76%

   Net Assets, end of period (000's Omitted) . . .     $6,442       $6,232       $6,598       $8,346        $8,985      $10,058

---------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.
                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class B Shares

                                                     _________________________________________________________________________

                                                Six Months Ended
                                                October 31, 1998                      Year Ended April 30,
                                                                     _______________________________________________________
   PER SHARE DATA:                                    (Unaudited)   1998         1997         1996          1995         1994
                                                      __________    ____         ____         ____          ____         ____

   Net asset value, beginning of period  . . . . .     $13.63       $13.22       $13.06       $12.80        $12.69       $13.27

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .27          .54          .56          .59           .66          .67

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .41          .41          .16          .26           .11         (.58)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .68          .95          .72          .85           .77          .09

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.27)        (.54)        (.56)        (.59)         (.66)        (.67)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $14.04       $13.63       $13.22       $13.06        $12.80       $12.69

                                                       ======       ======       ======       ======        ======       ======

TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .      10.00%(2)     7.24%        5.55%        6.69%         6.33%         .46%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .       1.47%(2)     1.44%        1.47%        1.24%          .75%         .58%

   Ratio of net investment income
        to average net assets  . . . . . . . . . .       3.89%(2)     3.94%        4.20%        4.46%         5.27%        4.85%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --          .20%          .80%        1.02%

   Portfolio Turnover Rate . . . . . . . . . . . .      53.69%(3)    36.64%       50.96%       33.09%        34.04%      (6.76%)

   Net Assets, end of period (000's Omitted) . . .    $16,563      $17,558      $18,211      $20,106       $19,429      $16,243

---------

(1) Exclusive of sales load.

(2) Annualized.

(3) Net annualized.







                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                                Class C Shares

                                                                               ________________________________________________

                                                                          Six Months Ended

                                                                          October 31, 1998         Year Ended April 30,

                                                                                              _______________________________

PER SHARE DATA:                                                            (Unaudited)     1998          1997        1996(1)

                                                                            _________     _______      _______       _______

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .    $13.62       $13.22       $13.05        $12.85

                                                                             _______      _______      _______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .      .23           .47          .51           .38

   Net realized and unrealized gain (loss) on investments  . . . . . . . .      .41           .40          .17           .20

                                                                             _______      _______      _______       _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .      .64           .87          .68           .58

                                                                             _______      _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .        (.23)     (.47)        (.51)         (.38)

                                                                             _______      _______      _______       _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $14.03        $13.62       $13.22        $13.05

                                                                             ======        ======       ======        ======


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .      9.42%(3)     6.61%        5.30%         6.28%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .      2.02%(3)     1.91%        1.80%         1.98%(3)

   Ratio of net investment income to average net assets  . . . . . . . . .      3.41%(3)     3.48%        3.87%         3.73%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .     53.69%(4)    36.64%       50.96%        33.09%(4)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .       $14          $42         $105           $88

---------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company, and operates as a series company currently offering thirteen series including the Georgia Series (the "Fund"). The Fund' s investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $613,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 1998. If not applied, $329,000 of the carryover expires in fiscal 2003, $267,000 expires in fiscal 2004 and $17,000 expires in fiscal 2005.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31,1998, Class B and Class C shares were charged $43,235 and $157, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $7,958, $21,617 and $53, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, GEORGIA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $3,409 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $12,599,930 and $14,182,873, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $1,629,918, consisting of $1,630,418 gross unrealized appreciation and $500 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


PREMIER STATE MUNICIPAL

BOND FUND, GEORGIA SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940












Printed in U.S.A.                                         068/627SA9810

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                                 PREMIER STATE

                              MUNICIPAL BOND FUND

                                GEORGIA SERIES
-------------------------------------------------------------------------------

                               OCTOBER 31, 1998

                                   (reg.tm)

                               [reg.tm logo]